Charter arrangements - Future charter payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future Charter Payments [Abstract]
2019	$ 34,044
2020	36,837
2021	26,293
2022	154
Net charter payments	$ 97,327